Schedule of Fair Value Assumption (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	4.073%	1.889%	0.012%
Expected term (in years)	5 years 10 months 24 days	5 years 11 months 23 days	6 years 3 months
Expected volatility	1.27%	1.126%	1.134%
Expected dividend yield	0.00%	0.00%	0.00%